Income Taxes - Tax Rate Reconciliation (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Income tax benefit at U.S. federal statutory rate	21.00%	21.00%	21.00%
State income tax benefit, net of federal benefit		6.30%	5.90%
Stock warrant valuation		0.20%	9.70%
Stock based compensation		(0.80%)
Other permanent differences			(2.20%)
Change in state tax rate		0.90%	4.30%
Foreign rate differential			2.70%
Net operating loss true up		16.40%	(6.30%)
Other adjustments		(1.00%)	(0.80%)
Change in valuation allowance		(43.60%)	(34.80%)
Effective income tax rate		(0.60%)	(0.50%)